UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21883
Oppenheimer Rochester Ohio Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2008

Item 1. Reports to Stockholders.
September 3September 30, 2008 Oppenheimer Management RochesterTM Ohio Commentaries and Municipal Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers Listing of Top Holdings SEMIANNUAL REPORT Listing of Investments Financial Statements “After 25 years in the business of municipal fund management, I still don’t pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders.” - Ronald H. Fielding, Chief Strategist, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	16.2%
Hospital/Health Care	16.2
Adult Living Facilities	9.6
Multifamily Housing	7.6
Tax Increment Financing	7.3
General Obligation	6.5
Special Assessment	4.9
Marine/Aviation Facilities	3.8
Sewer Utilities	3.5
Higher Education	3.3
Portfolio holdings are subject to change. Percentages are as of September 30, 2008, and are based on the total market value of investments.
Credit Allocation

AAA	8.4%
AA	9.1
A	22.7
BBB	46.2
BB or lower	13.6
Allocations are subject to change. Percentages are as of September 30, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 30.17% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
19 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Ohio Municipal Fund.
Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
20 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts
21 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FUND EXPENSES Continued
valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2008	September 30, 2008	September 30, 2008

Actual
Class A	$1,000.00	$916.10	$5.54
Class B	1,000.00	912.50	9.15
Class C	1,000.00	913.30	9.16

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.30	5.84
Class B	1,000.00	1,015.54	9.65
Class C	1,000.00	1,015.54	9.65
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2008 are as follows:

Class	Expense Ratios

Class A	1.15%
Class B	1.90
Class C	1.90
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
22 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—123.4%
Ohio—88.6%
$40,000	Adams County, OH Valley Local School District[1]	5.250%		12/01/2021	$40,007
15,000	Akron, OH Bath Copley Joint Township Hospital District (Summa Health System)[1]	5.375		11/15/2018	14,744
5,000	Allen County, OH Industrial Devel. Revenue (Kmart Corp.)[1]	6.750		11/15/2008	5,010
35,000	Ashland County, OH Health Care Facilities (Good Shepherd Home for the Aged)[1]	6.050		12/15/2019	31,227
30,000	Ashland County, OH Multifamily Mtg. (Ashland Assisted Living)[1]	8.000		11/01/2029	28,481
10,000	Athens County, OH Community Mental Health (Kevin Coleman Foundation/Mahoning County Chemical Obligated Group)[1]	6.000		03/01/2013	10,090
20,000	Athens County, OH Multifamily (Athens Health Partners)[1]	7.000		09/01/2013	19,387
10,000	Auglaize County, OH (Lake Pleasant Central School)[1]	7.000		12/01/2011	10,033
100,000	Blue Ash, OH Tax Increment Financing (Duke Realty)[1]	5.000		12/01/2035	75,242
250,000	Bristol, OH Local School District[1]	5.250		12/01/2020	250,698
2,320,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	1,936,922
7,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2047	5,190,780
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.500		06/01/2047	4,077,100
53,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[2]	06/01/2052	1,382,602
5,000	Canal Winchester, OH GO1	6.000		11/15/2013	5,332
2,980,000	Centerville, OH Health Care (Bethany Lutheran Village)[1]	5.750		11/01/2022	2,550,582
60,000	Clermont County, OH Hospital Facilities (Mercy Health System)[1]	5.625		09/01/2021	60,154
155,000	Cleveland, OH Airport (Continental Airlines)[1]	5.375		09/15/2027	109,542
5,000	Cleveland, OH Airport (Continental Airlines)[1]	5.500		12/01/2008	4,978
275,000	Cleveland, OH Airport (Continental Airlines)[1]	5.700		12/01/2019	219,447
410,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[3]	7.000		06/01/2018	413,596
150,000	Cleveland-Cuyahoga County, OH Port Authority (Perrysburg)[1]	4.800		11/15/2035	111,003
155,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.750		05/15/2020	140,548
360,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.800		05/15/2027	304,805
5,000	Coldwater Village, OH School District[1]	5.350		12/01/2011	5,017
20,000	Columbus, OH Regional Airport Authority[1]	5.000		11/20/2035	16,153
F1 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$1,250,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000%	05/15/2035	$1,105,363
100,000	Cuyahoga County, OH Health Care Facilities (Menorah Park Center for Senior Living)[1]	6.600	02/15/2018	96,463
70,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.700	08/15/2028	63,307
25,000	Cuyahoga County, OH Health Care Facilities (Senior Living Bet Moshev Zekenim)[1]	6.800	02/15/2035	22,887
45,000	Cuyahoga County, OH Hospital (Cleveland Clinic)[1]	5.125	01/01/2029	44,968
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2013	35,227
25,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2015	25,162
35,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.125	02/15/2017	35,227
105,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.250	02/15/2019	105,146
10,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.375	02/15/2012	10,075
420,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2027	419,009
10,000	Cuyahoga County, OH Hospital (W.O. Walker Center)[1]	5.000	01/01/2023	9,500
1,290,000	Cuyahoga County, OH Hospital Facilities (UHHS-CSAHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	1,345,393
10,000	Cuyahoga County, OH Hospital Facilities (UHHS-CSAHS-Cuyahoga/Canton Obligated Group)[1]	6.750	01/01/2010	10,237
55,000	Cuyahoga County, OH Hsg. (Rockefeller Park)[1]	5.750	01/20/2029	50,904
85,000	Cuyahoga County, OH Mtg. (Osborn Apartments)[1]	5.350	05/20/2018	83,044
1,895,000	Cuyahoga County, OH Multifamily (Allerton Apartments)	5.400	08/20/2048	1,651,853
50,000	Cuyahoga County, OH Multifamily (Livingston Park)[1]	5.350	09/20/2027	44,682
15,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.800	08/15/2009	15,048
360,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850	08/15/2010	361,170
425,000	Dayton, OH Airport (James M. Cox)[1]	5.250	12/01/2023	363,932
20,000	Dayton, OH Airport (James M. Cox)[1]	5.350	12/01/2032	16,901
75,000	Dayton, OH City School District (Administrative Facility)[1]	5.150	12/01/2023	71,501
75,000	Dayton, OH Special Facilities (EAFC/EWA Obligated Group)[1]	5.625	02/01/2018	75,266
25,000	Delaware County, OH Library District[1]	5.300	11/01/2010	25,048
100,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[1]	5.500	08/15/2022	96,882
265,000	Fairfield County, OH Hospital Improvement (Lancaster-Fairfield Community Hospital)[1]	5.500	06/15/2021	266,540
25,000	Finneytown, OH Local School District[1]	5.800	12/01/2024	25,539
F2 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$10,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.250%	08/15/2018	$8,493
15,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	11,817
55,000	Franklin County, OH Health Care Facilities (Friendship Village of Columbus)[1]	5.375	08/15/2028	43,327
5,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.400	07/01/2010	5,055
10,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.500	07/01/2011	9,909
15,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services)[1]	5.500	07/01/2017	13,962
10,000	Franklin County, OH Industrial Devel. (FMC Corp.)[1]	7.125	10/01/2009	10,038
80,000	Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)[1]	5.550	11/20/2017	79,025
20,000	Franklin County, OH Mtg. (Briggs/Wedgewood Assoc.)[1]	5.650	11/20/2022	19,063
55,000	Franklin County, OH Mtg. (Gateway Apartment Homes)[1]	5.800	12/20/2028	52,078
160,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500	07/01/2021	150,749
35,000	Franklin County, OH Multifamily Hsg, (Country Ridge Apartments)[1]	5.750	10/20/2017	35,026
25,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)[1]	5.550	07/01/2024	23,076
40,000	Franklin County, OH Revenue (New Lincoln Lodge)[1]	6.850	02/01/2035	41,409
250,000	Glenwillow Village, OH GO1	5.000	12/01/2026	234,640
225,000	Glenwillow Village, OH GO1	5.875	12/01/2024	222,323
197,500	Greene County, OH Economic Devel. (YMCA)[1]	6.000	12/01/2023	168,533
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.100	09/01/2035	39,772
55,000	Greene County, OH University Hsg. (Central State University)[1]	5.375	09/01/2022	47,216
35,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	27,914
2,500,000	Grove City, OH Tax Increment Financing[1]	5.375	12/01/2031	1,880,275
10,000	Hamilton County, OH Hospital Facilities (Children’s Hospital Medical Center)[1]	5.000	05/15/2013	10,008
49,000	Heath City, OH School District[1]	6.375	12/01/2027	49,168
5,000,000	Hickory Chase, OH Community Authority Infrastructure Improvement	7.000	12/01/2038	4,613,050
1,775,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2032	1,322,482
500,000	Lake County, OH Hospital Facilities (Lake Hospital System)	6.000	08/15/2043	453,455
20,000	Lake County, OH Sewer District Improvements[1]	6.250	12/01/2014	20,054
5,000	Lakewood, OH GO1	5.125	12/01/2017	5,065
F3 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$80,000	Lorain County, OH Elderly Hsg. Corp. (Harr Plaza)[1]	6.375%	07/15/2019	$80,387
10,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.250	02/01/2021	9,319
20,000	Lorain County, OH Health Care Facilities (Kendal at Oberlin)[1]	5.375	02/01/2012	20,051
10,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.375	10/01/2030	9,185
835,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.500	09/01/2027	835,109
75,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.625	09/01/2014	75,872
20,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.625	09/01/2016	20,234
15,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.625	09/01/2017	15,175
215,000	Lorain County, OH Port Authority (Alumalloy LLC)[1]	6.000	11/15/2025	183,960
20,000	Lorain, OH GO1	5.650	12/01/2015	20,074
40,000	Lorain, OH Sewer System[1]	5.400	04/01/2009	40,093
225,000	Lucas County, OH GO1	6.500	12/01/2016	226,175
110,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital/Promedica Continuing Care Services Corp. Obligated Group)[1]	5.375	11/15/2023	103,115
10,000	Madison County, OH Multifamily Hsg. (Madison Health Partners)[1]	8.500	02/01/2027	9,999
80,000	Mahoning County, OH Hospital Facilities (Forum Health Obligated Group)[1]	5.000	11/15/2025	71,270
735,000	Mahoning County, OH Hospital Facilities (Forum Health Obligated Group)[1]	6.000	11/15/2032	596,820
1,000,000	Maple Heights, OH City School District COP[1]	6.000	11/01/2028	969,330
170,000	Marblehead, OH GO (Island View Waterline)[1]	5.250	12/01/2026	155,292
5,000	Medina, OH City School District[1]	5.000	12/01/2018	5,017
55,000	Meigs County, OH Industrial Devel. Revenue (Meigs Convalescent)[1]	8.250	12/01/2016	55,793
15,000	Miami County, OH Multifamily Hsg. (Terrace Ridge Apartments)[1]	6.900	12/01/2008	14,999
25,000	Miamisburg, OH (Municipal Golf Course)[1]	5.750	12/01/2014	25,049
50,000	Middleburg Heights, OH Hospital (SWGHC/SWCHS Obligated Group)[1]	5.750	08/15/2021	51,067
80,000	Montgomery County, OH Multifamily Hsg. (Creekside Villas)[1]	6.000	09/01/2031	76,175
80,000	Montgomery County, OH Sewer (Greater Moraine-Beaver Creek)[1]	5.600	09/01/2011	80,643
F4 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$120,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/Carelife/BCC Obligated Group)[1]	5.400%	12/01/2016	$120,047
170,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	170,274
325,000	New Carlisle, OH (Twin Creek)[1]	6.125	11/01/2026	321,308
30,000	North Canton, OH Health Care Facilities (Waterford at St. Luke)[1]	5.800	11/15/2028	24,497
700,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[1]	8.500	02/01/2020	632,506
450,000	OH Air Quality Devel. Authority (JMG Funding)[1]	5.625	10/01/2022	420,822
805,000	OH Air Quality Devel. Authority (JMG Funding)[1]	5.625	01/01/2023	748,570
700,000	OH Air Quality Devel. Authority (Marion Ethanol)[1]	8.500	02/01/2020	632,506
50,000	OH Air Quality Devel. Authority Solid Waste (Fostoria Ethanol)[1]	10.000	02/01/2020	45,457
5,000	OH Capital Corp. for Hsg. (Section 8 Asst. Hsg.)[1]	6.000	07/01/2015	5,005
200,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	185,592
15,000	OH Economic Devel. (Ohio Enterprise Bond Fund)[1]	5.150	12/01/2017	14,462
35,000	OH Environmental Facilities (Ford Motor Company)[1]	5.950	09/01/2029	21,228
65,000	OH Environmental Facilities (Ford Motor Company)[1]	6.150	06/01/2030	40,262
180,000	OH Greater Cincinnati Elderly Hsg. Finance Corp. (Cambridge Apartments)[1]	6.600	08/01/2025	185,485
240,000	OH HFA[1]	5.250	09/01/2030	240,089
15,000	OH HFA (Beehive/Doan Obligated Group)[1]	5.950	01/15/2026	15,021
1,750,000	OH HFA (Michaelmas Apartments)	5.600	10/20/2042	1,598,980
10,000	OH HFA (Oakleaf Village)[1]	5.700	09/01/2026	10,000
40,000	OH HFA (Residential Mtg.)[1]	5.350	09/01/2018	40,144
75,000	OH HFA (Residential Mtg.)[1]	5.400	09/01/2029	66,969
40,000	OH HFA (Residential Mtg.)[1]	5.550	09/01/2019	40,062
135,000	OH HFA (Wind River Apartments)[1]	5.550	11/01/2018	133,843
20,000	OH HFA (Wind River Apartments)[1]	5.650	05/01/2032	18,212
10,000	OH HFA, Series A-1[1]	5.400	09/01/2029	8,929
1,000,000	OH Higher Educational Facility (Otterbein College)[1]	5.500	12/01/2028	902,930
30,000	OH Higher Educational Facility (Xavier University)[1]	5.350	11/01/2008	30,066
200,000	OH Pollution Control (General Motors Corp.)[1]	5.625	03/01/2015	133,496
850,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[1,4]	14.500	07/01/2028	248,098
100,000	OH Port Authority of Columbiana Solid Waste (Liberty Waste Transportation)[1]	7.125	08/01/2025	91,734
2,000,000	OH RiverSouth Authority (Lazarus Building Redevel.)[1]	5.750	12/01/2027	1,753,420
50,000	OH Sewage & Solid Waste Disposal (Anheuser Busch)[1]	6.000	07/01/2035	47,327
195,000	OH Solid Waste (General Motors Corp.)[1]	6.300	12/01/2032	111,115
F5 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Ohio Continued
$600,000	OH Solid Waste Disposal (USG Corp.)[1]	5.600%	08/01/2032	$405,798
950,000	OH Solid Waste Disposal (USG Corp.)[1]	5.650	03/01/2033	659,224
215,000	OH Solid Waste Disposal (USG Corp.)[1]	6.050	08/01/2034	157,767
250,000	OH Western Reserve Port Authority Solid Waste Facility (Central Waste)[1]	6.350	07/01/2027	212,448
500,000	Orange Village, OH GO1	5.500	12/01/2027	458,550
390,000	Orange Village, OH GO (Chagrin)[1]	5.250	12/01/2024	353,952
320,000	Parma, OH GO1	5.000	12/01/2026	299,610
50,000	Pike County, OH Hospital Facilities (Pike Health Services)[1]	6.750	07/01/2017	47,571
15,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	15,016
225,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	205,785
10,000	Ravenna, OH GO1	6.300	02/01/2013	10,018
500,000	Scioto County, OH Hospital (Southern Ohio Medical Center)[1]	5.750	02/15/2038	457,770
25,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)[1]	5.300	08/15/2013	25,155
20,000	Seven Hills, OH GO1	6.250	12/01/2020	20,649
20,000	Sheffield, OH GO1	7.250	12/01/2011	20,034
5,000	Springboro, OH Special Assessment[1]	6.250	12/01/2014	5,113
25,000	Springboro, OH Special Assessment (Pioneer Blvd.)[1]	6.350	12/01/2014	25,035
15,000	Stark County, OH Health Care Facilities (Rose Lane)[1]	5.400	07/20/2028	14,462
940,000	Summit County, OH Port Authority	6.500	05/15/2039	842,071
35,000	Toledo, OH GO1	6.350	12/01/2025	34,997
60,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.400	12/01/2023	55,070
95,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	85,045
5,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.250	12/01/2018	4,788
130,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.300	12/01/2028	114,182
275,000	Toledo-Lucas County, OH Port Authority[1]	5.500	05/15/2020	230,445
2,680,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.375	12/01/2035	2,271,997
290,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.125	11/15/2025	241,399
50,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	46,046
995,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.000	11/15/2027	874,744
50,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375	11/15/2032	44,861
F6 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$170,000	Toledo-Lucas County, OH Port Authority (Preston)[1]	4.800%		11/15/2035	$127,464
1,000,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1]	5.400		11/01/2036	848,030
1,120,000	Trumball County, OH Multifamily Hsg. (Royal Mall Apartments)	5.000		05/20/2049	869,064
3,000,000	Tuscarawas County, OH (Union Hospital Assoc.)[1]	6.500		10/01/2021	3,001,110
1,500,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500		12/01/2034	1,397,955
10,000	Warren, OH Waterworks[1]	5.000		11/01/2022	9,066
40,000	Waynesville, OH Health Care Facilities (Quaker Heights)[1]	5.600		02/20/2032	38,880

					60,426,566

U.S. Possessions—34.8%
250,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	190,083
2,700,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	2,572,263
1,900,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	1,872,469
100,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	98,624
500,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	487,760
4,000,000	Puerto Rico Electric Power Authority, Series UU5	2.570	[6]	07/01/2031	2,500,004
25,000	Puerto Rico HFC[1]	5.100		12/01/2018	25,023
90,000	Puerto Rico IMEPCF (American Airlines)[1]	6.450		12/01/2025	46,772
250,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	239,993
765,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	683,933
2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,852,838
1,580,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	1,510,464
50,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2017	50,449
190,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	5.500		07/01/2026	178,703
20,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2016	20,047
10,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500		07/01/2012	9,696
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	54,496
30,000	Puerto Rico Municipal Finance Agency, Series A1	5.500		07/01/2017	30,127
2,085,000	Puerto Rico Port Authority (American Airlines), Series A1	6.250		06/01/2026	1,041,916
100,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	93,885
35,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	35,036
15,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	13,687
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A5	2.806	[6]	08/01/2057	7,260,000
15,000	University of V.I., Series A1	6.000		12/01/2019	15,003
2,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	1,561,380
335,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	308,227
25,000	V.I. Public Finance Authority, Series A1	5.500		10/01/2022	23,601
F7 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$500,000	V.I. Public Finance Authority, Series A1	5.625%	10/01/2025	$467,560
50,000	V.I. Water & Power Authority[1]	5.300	07/01/2021	46,069
500,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	418,760

				23,708,868

Total Investments, at Value (Cost $100,631,707)—123.4%				84,135,434
Liabilities in Excess of Other Assets—(23.4)				(15,960,291)

Net Assets—100.0%				$68,175,143

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $413,596, which represents 0.61% of the Fund’s net assets. See Note 5 of accompanying Notes.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

6.	Represents the current interest rate for a variable or increasing rate security.
F8 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).
2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.).
3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of September 30, 2008:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	84,135,434	—
Level 3—Significant Unobservable Inputs	—	—

Total	$84,135,434	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCC	Bethesda Company Care, Inc.
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
COP	Certificates of Participation
CSAHS	The Sisters of Charity of St. Augustine Health System
EAFC	Emery Air Freight Corp.
EWA	Emery Worldwide Airlines
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry
GO	General Obligation
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PP	Professionals PRN, Inc.
ROLs	Residual Option Longs
SSNH	Sunny Slope Nursing Home
SWCHS	Southwest Community Health System
SWGHC	Southwest General Health Center
TASC	Tobacco Settlement Asset-Backed Bonds
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2008

Assets
Investments, at value (cost $100,631,707)—see accompanying statement of investments	$84,135,434
Cash	81,232
Receivables and other assets:
Interest	1,607,846
Shares of beneficial interest sold	183,277
Investments sold	40,000
Other	6,465

Total assets	86,054,254

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	9,100,000
Payable for short-term floating rate notes issued (See Note 1)	8,355,000
Shares of beneficial interest redeemed	255,003
Dividends	70,799
Distribution and service plan fees	39,954
Interest expense	18,575
Shareholder communications	6,583
Transfer and shareholder servicing agent fees	3,698
Trustees’ compensation	2,584
Other	26,915

Total liabilities	17,879,111

Net Assets	$68,175,143

Composition of Net Assets
Par value of shares of beneficial interest	$6,720
Additional paid-in capital	86,579,773
Accumulated net investment income	446,753
Accumulated net realized loss on investments	(2,366,472)
Net unrealized depreciation on investments	(16,491,631)

Net Assets	$68,175,143

F10 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $46,781,650 and 4,609,807 shares of beneficial interest outstanding)	$10.15
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.66

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,788,884 and 274,970 shares of beneficial interest outstanding)	$10.14

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,604,609 and 1,835,402 shares of beneficial interest outstanding)	$10.14
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2008

Investment Income

Interest	$2,594,933
Other income	12

Total investment income	2,594,945

Expenses

Management fees	197,943
Distribution and service plan fees:
Class A	51,154
Class B	12,804
Class C	93,771
Transfer and shareholder servicing agent fees:
Class A	13,629
Class B	1,021
Class C	6,155
Shareholder communications:
Class A	14,416
Class B	215
Class C	4,472
Interest expense	140,423
Interest expense and fees on short-term floating rate notes issued (See Note 1)	125,909
Legal, auditing and other professional fees	23,033
Registration and filing fees	4,433
Custodian fees and expenses	2,283
Trustees’ compensation	1,000
Other	30,313

Total expenses	722,974
Less reduction to custodian expenses	(107)
Less waivers and reimbursements of expenses	(228,169)

Net expenses	494,698

Net Investment Income	2,100,247

Realized and Unrealized Loss
Net realized loss on investments	(455,716)
Net change in unrealized depreciation on investments	(8,149,582)
Net Decrease in Net Assets Resulting from Operations	$(6,505,051)

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2008	March 31,
	(Unaudited)	2008

Operations

Net investment income	$2,100,247	$2,759,528
Net realized loss	(455,716)	(1,904,894)
Net change in unrealized depreciation	(8,149,582)	(8,737,064)

Net decrease in net assets resulting from operations	(6,505,051)	(7,882,430)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(1,468,190)	(1,979,461)
Class B	(64,533)	(80,305)
Class C	(472,131)	(508,925)

	(2,004,854)	(2,568,691)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	5,330,330	32,634,045
Class B	804,664	1,751,664
Class C	4,870,059	14,622,932

	11,005,053	49,008,641

Net Assets

Total increase	2,495,148	38,557,520
Beginning of period	65,679,995	27,122,475

End of period (including accumulated net investment income of $446,753 and $351,360, respectively)	$68,175,143	$65,679,995

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended September 30, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(6,505,051)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(14,868,676)
Proceeds from disposition of investment securities	4,478,056
Short-term investment securities, net	2,653,811
Premium amortization	126,455
Discount accretion	(118,349)
Net realized loss on investments	455,716
Net change in unrealized depreciation on investments	8,149,582
Increase in interest receivable	(95,990)
Decrease in receivable for securities sold	5,196,924
Increase in other assets	(2,716)
Decrease in payable for securities purchased	(10,728,270)
Decrease in payable for accrued expenses	(11,863)

Net cash used in operating activities	(11,270,371)

Cash Flows from Financing Activities
Proceeds from bank borrowings	26,700,000
Payments on bank borrowings	(25,300,000)
Proceeds from shares sold	19,671,278
Payments on shares redeemed	(9,069,158)
Cash distributions paid	(900,205)

Net cash provided by financing activities	11,101,915
Net decrease in cash	(168,456)
Cash, beginning balance	249,688

Cash, ending balance	$81,232

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,097,200.
Cash paid for interest on bank borrowings—$156,455.
Cash paid for interest on short-term floating rate notes issued—$125,909.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class A	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$11.41	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.34	.68	.61
Net realized and unrealized gain (loss)	(1.27)	(2.21)	.61

Total from investment operations	(.93)	(1.53)	1.22

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.64)	(.44)

Net asset value, end of period	$10.15	$11.41	$13.58

Total Return, at Net Asset Value[3]	(8.39)%	(11.67)%	9.78%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$46,782	$47,326	$22,292

Average net assets (in thousands)	$50,658	$39,710	$12,528

Ratios to average net assets:[4]
Net investment income	6.05%	5.34%	5.81%
Expenses excluding interest and fees on short-term floating rate notes issued	1.42%	1.69%	2.49%
Interest and fees on short-term floating rate notes issued[5]	0.35%	0.73%	0.17%

Total expenses	1.77%	2.42%	2.66%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.15%	1.53%	0.97%

Portfolio turnover rate	7%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class B	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$11.40	$13.58	$12.80

Income (loss) from investment operations:
Net investment income[2]	.30	.59	.52
Net realized and unrealized gain (loss)	(1.27)	(2.23)	.62

Total from investment operations	(.97)	(1.64)	1.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.54)	(.36)

Net asset value, end of period	$10.14	$11.40	$13.58

Total Return, at Net Asset Value[3]	(8.75)%	(12.41)%	9.13%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$2,789	$2,316	$935

Average net assets (in thousands)	$2,567	$1,872	$419

Ratios to average net assets:[4]
Net investment income	5.27%	4.67%	4.96%
Expenses excluding interest and fees on short-term floating rate notes issued	2.19%	2.63%	3.95%
Interest and fees on short-term floating rate notes issued[5]	0.35%	0.73%	0.17%

Total expenses	2.54%	3.36%	4.12%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.90%	2.28%	1.72%

Portfolio turnover rate	7%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2008	Year Ended March 31,
Class C	(Unaudited)	2008	2007[1]

Per Share Operating Data

Net asset value, beginning of period	$11.39	$13.57	$12.80

Income (loss) from investment operations:
Net investment income[2]	.30	.59	.46
Net realized and unrealized gain (loss)	(1.26)	(2.23)	.67

Total from investment operations	(.96)	(1.64)	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.54)	(.36)

Net asset value, end of period	$10.14	$11.39	$13.57

Total Return, at Net Asset Value[3]	(8.67)%	(12.43)%	9.01%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$18,604	$16,038	$3,895

Average net assets (in thousands)	$18,767	$11,872	$784

Ratios to average net assets:[4]
Net investment income	5.28%	4.64%	4.48%
Expenses excluding interest and fees on short-term floating rate notes issued	2.21%	2.54%	3.45%
Interest and fees on short-term floating rate notes issued[5]	0.35%	0.73%	0.17%

Total expenses	2.56%	3.27%	3.62%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.90%	2.28%	1.72%

Portfolio turnover rate	7%	93%	2%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

6.	Total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund’s limited operating history.

7.	Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses, excluding interest and related expenses from inverse floating rate securities, as a percent of average daily net assets will not exceed the following annual rates: 0.80%, 1.55% and 1.55% for Class A shares, Class B shares and Class C shares, respectively.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Ohio Municipal Fund (the “Fund”), is a registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Ohio State income taxes for individual investors as is consistent with preservation of capital. The Funds’ investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is
F18 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in
F19 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $5,413,918 as of September 30, 2008, which represents 6.29% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2008, municipal bond holdings with a value of $9,760,004 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $8,355,000 in short-term floating rate notes issued and outstanding at that date.
At September 30, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rates[2]	Date	Value

$1,145,000	Puerto Rico Electric Power Authority ROLs[3]	1.089%	7/1/31	$(354,996)
5,500,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	(0.220)	8/1/57	1,760,000

				$1,405,004

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F9 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.
F20 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2008, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $8,000,004.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2008, securities with an aggregate market value of $248,098, representing 0.36% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2008, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2008, the
F21 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund had available for federal income tax purposes post-October losses of $976,081 and unused capital loss carryforwards as follows:

Expiring

2015	$5
2016	809,696

Total	$809,701

As of September 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,241,498 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$100,751,456

Gross unrealized appreciation	$16,057
Gross unrealized depreciation	(16,632,079)

Net unrealized depreciation	$(16,616,022)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$319
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2008	1,753
F22 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
F23 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2008		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	1,021,074	$11,671,454	3,789,553	$48,991,843
Dividends and/or distributions reinvested	73,504	823,301	79,568	1,006,807
Redeemed	(634,221)	(7,164,425)	(1,360,687)	(17,364,605)

Net increase	460,357	$5,330,330	2,508,434	$32,634,045

Class B
Sold	87,540	$985,109	147,833	$1,924,580
Dividends and/or distributions reinvested	3,874	43,329	4,261	53,628
Redeemed	(19,562)	(223,774)	(17,836)	(226,544)

Net increase	71,852	$804,664	134,258	$1,751,664

Class C
Sold	554,724	$6,312,883	1,398,244	$18,129,322
Dividends and/or distributions reinvested	20,642	230,570	19,322	243,638
Redeemed	(147,721)	(1,673,394)	(296,908)	(3,750,028)

Net increase	427,645	$4,870,059	1,120,658	$14,622,932

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2008, were as follows:

	Purchases	Sales

Investment securities	$14,868,676	$4,478,056
F24 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2008, the Fund paid $19,512 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2008 for Class B and Class C shares were $76,251 and $210,376, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
F25 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2008	$21,728	$—	$693	$2,991
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Funds’ investments in inverse floaters, will not exceed 0.80% for Class A shares and 1.55% for Class B shares and Class C shares, respectively, of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. During the six months ended September 30, 2008, the Manager reimbursed $157,610, $8,276, and $62,283 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs
F26 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9074% as of September 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of September 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9074%. Details of the borrowings for the six months ended September 30, 2008 are as follows:

Average Daily Loan Balance	$9,772,131
Average Daily Interest Rate	2.815%
Fees Paid	$29,948
Interest Paid	$156,455
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F27 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

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F28 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state
23 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s Rochester investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Ohio municipal debt funds advised by other investment advisers. The Board noted that the Fund’s one-year and since inception performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Ohio municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse the Fund for certain expenses so that total expenses (excluding expenses attributable to inverse floaters) will not exceed 0.80% of annual net assets for Class A shares and 1.55%
24 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

of annual net assets for Class B shares and Class C shares, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s contractual and actual management fees were lower than its peer group median although its total expenses were higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
25 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
26 | OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
     a) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to semiannual reports.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to semiannual reports.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)      (1) Not applicable to semiannual reports.
          (2) Exhibits attached hereto.
          (3) Not applicable.
(b)      Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date: 11/11/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date: 11/11/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date: 11/11/2008